Share Based Compensation (Details) - Schedule of the option activity - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of the option activity [Abstract]
Number of share options, Outstanding Beginning	218,222
Weighted average exercise price, Outstanding Beginning	$ 12.91
Remaining contractual term in years, Outstanding Beginning	11 years 186 days
Number of share options, Outstanding, Granted	713,042	218,222
Weighted average exercise price, Granted	$ 3.04	$ 12.91
Remaining contractual term in years, Granted	11 years 361 days	12 years 113 days
Number of share options, Outstanding, Exercised	(12,328)
Weighted average exercise price, Exercised	$ 4.92
Aggregate Intrinsic value, Exercised
Number of share options, Outstanding, Forfeited	(52,427)
Weighted average exercise price, Forfeited	$ 5.80
Number of share options, Outstanding, Cancelled	(148,792)
Weighted average exercise price, Cancelled	$ 12.91
Number of share options, Outstanding, Outstanding, Ending	717,717	218,222
Weighted average exercise price, Outstanding, Ending	$ 3.76	$ 12.91
Remaining contractual term in years, Outstanding, Ending	11 years 80 days	11 years 186 days
Aggregate Intrinsic value, Ending		$ 641,573
Number of share options, Outstanding,Exercisable	84,671
Weighted average exercise price, Exercisable	$ 6.12
Remaining contractual term in years, Exercisable	9 years 346 days
Aggregate Intrinsic value, Exercisable